March 31, 2006




U.S. Securities & Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD PENNSYLVANIA TAX-FREE FUNDS (THE TRUST)
     FILE NO.  33-2907

Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.




Sincerely,





Natalie Bej
Associate Counsel
The Vanguard Group, Inc.